INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
INCOME PER SHARE
INCOME PER SHARE

16. INCOME PER SHARE

Basic and diluted income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income	109,819	180,907	98,589	13,506
Denominator:
Weighted average number of ordinary shares outstanding—basic	266,535,220	264,052,936	262,001,916	262,001,916
Effect of dilutive share options	3,669,322	9,712,192	9,196,839	9,196,839
Weighted average number of ordinary shares outstanding—diluted	270,204,542	273,765,128	271,198,755	271,198,755
Basic income per ordinary share	0.41	0.69	0.38	0.05
Diluted income per ordinary share	0.41	0.66	0.36	0.05

Basic and diluted income per share are computed using the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2022, 2023 and 2024, the two-class method is applicable because the Company has two classes of ordinary shares, Class A and Class B. However, basic and diluted income per share are not reported separately for Class A ordinary shares or Class B ordinary shares as each class of shares has the same rights to undistributed and distributed earnings. The effects of outstanding share options were included in the computation of diluted income per share using the treasury stock method for the years ended December 31, 2022, 2023 and 2024.